BLACKROCK WORLD INCOME FUND, INC.

(the “Fund”)

Supplement dated July 31, 2015 to

the Summary Prospectuses and Prospectuses of the Fund, each dated April 30, 2015

On July 29, 2015, the Board of Directors (the “Board”) of the Fund approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to BlackRock Strategic Global Bond Fund, the adoption of an 80% investment policy as a result of the Fund’s name change, and a change to the Fund’s investment strategies. BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, also agreed to, and the Board approved, a reduction in the existing contractual expense caps for Investor A, Investor C and Institutional Shares, and the adoption of a contractual expense cap for Investor C1 Shares. In addition, Fund management has determined to add portfolio managers to the Fund’s portfolio management team and change the benchmark index, as well as add a new custom blended performance benchmark. All of these changes will be effective on September 1, 2015.

Effective on September 1, 2015, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses.

Change in the Fund’s Name

The BlackRock World Income Fund is renamed the BlackRock Strategic Global Bond Fund. References to the “World Income Fund” are replaced with “Strategic Global Bond Fund.”

Adoption of 80% Investment Policy

The section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” are amended to add the following sentence at the end of the second paragraph:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics.

The section of the Prospectuses entitled “Details About the Funds—How Each Fund Invests—BlackRock World Income Fund, Inc.—Principal Investment Strategies” or “Details About the Fund—How The Fund Invests—Principal Investment Strategies,” as applicable, is amended to add the following two sentences at the end of the second paragraph:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics. The 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

Change in the Fund’s Investment Strategies

The paragraph entitled “Equity Securities” under the section of the Prospectuses entitled “Details About the Funds—How Each Fund Invests—World Income Fund Other Strategies” or “Details About the Fund—How The Fund Invests—Other Strategies,” as applicable, is deleted in its entirety and replaced with the following:

Equity Securities—The Fund may invest up to 10% of the Fund’s assets in equity securities, including common stock, preferred stock and convertible securities.

Change in the Fund’s Performance Benchmarks

All references to the “J.P. Morgan Global Government Bond Broad Index” in the section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and the sections of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and “Details About the Funds—How Each Fund Invests—BlackRock World Income Fund, Inc.” or “Details About the Fund—How The Fund Invests” are replaced with the “Barclays Global Aggregate Bond Index.”

The following is added to the section of the Prospectuses entitled “Glossary”:

Barclays Global Aggregate Bond Index—an unmanaged index that is a measure of global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Performance Information” and the section of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Performance Information” are amended to reflect the replacement of the J.P. Morgan Global Government Bond Broad Index with the Barclays Global Aggregate Bond Index as the Fund’s performance benchmark and the addition of a custom performance benchmark that consists of 80% Barclays Global Aggregate ex EM Bond Index and 20% Barclays EM ex Korea Bond Index.

Change in the Fund’s Portfolio Management Team

The section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Rick Rieder	2015	Managing Director of BlackRock, Inc.
Scott Thiel	2011	Managing Director of BlackRock, Inc.
Amer Bisat	2015	Managing Director of BlackRock, Inc.
Martin Hegarty	2015	Managing Director of BlackRock, Inc.
Bob Miller	2015	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds—How Each Fund Invests—BlackRock World Income Fund, Inc.—About the Portfolio Management of the Fund” or “Details About the Fund—How The Fund Invests—About the Portfolio Management of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

The Strategic Global Bond Fund is managed by a team of financial professionals. Rick Rieder, Scott Thiel, Amer Bisat, Martin Hegarty and Bob Miller are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund—Portfolio Manager Information” for additional information about the portfolio management team.

The following replaces the section of the Prospectus for Investor and Institutional Shares entitled “Management of the Funds—Portfolio Manager Information—World Income Fund” and the second paragraph and table under the section of the Prospectus for Investor C1 Shares entitled “Management of the Fund—Portfolio Manager Information”:

The Strategic Global Bond Fund is managed by a team of financial professionals. Rick Rieder, Scott Thiel, Amer Bisat, Martin Hegarty and Bob Miller are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Responsible for the day to day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock Inc. and Head of its Global Credit Business and Credit Strategies, Multi-Sector, and Mortgage Groups since 2010; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.
Scott Thiel	Responsible for the day to day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2002; Deputy CIO of Fixed Income, Fundamental Portfolios, and Head of European and Non-US Fixed Income since 2010; Co-head of Non-US Fixed Income Portfolio Management team since 2008.
Amer Bisat	Responsible for the day to day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2013; Partner at Traxis from 2007 to 2013; Partner at Rubicon from 2004 to 2007; Portfolio Manager at UBS from 2002 to 2004; Portfolio Manager at Morgan Stanley Investment Management from 1999 to 2002. Senior economist at the IMF from 1991 to 1998.
Martin Hegarty	Responsible for the day to day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2010; Co-head of BlackRock’s Global Inflation-Linked Portfolios since 2010; Director of Bank of America Merrill Lynch from 2005 to 2009; Vice President of Bank of America Merrill Lynch from 2003 to 2005.
Bob Miller	Responsible for the day to day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.

Contractual Expense Caps

The following replaces footnote 4 to the fee and expense table under the section of the Summary Prospectus for Investor and Institutional Shares entitled “Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus for Investor and Institutional Shares entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund”:

As described in the “Management of the Funds” section of the Fund’s prospectus on page 47, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 0.95% (for Investor A Shares), 1.70% (for Investor C Shares), and 0.70% (for Institutional Shares) of average daily net assets until May 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The following is added as a footnote to the fee and expense table under the section of the Summary Prospectus for Investor C1 Shares entitled “Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus for Investor C1 Shares entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund”:

As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 1.50% (for Investor C1 Shares) of average daily net assets until May 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

In the table immediately below the ninth paragraph under the section of the Prospectus for Investor and Institutional Shares entitled “Management of the Funds—BlackRock,” the information relating to the Fund is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Total Annual Fund

Operating Expenses[2]

after giving effect to all

applicable expense

limitation provisions

(excluding Dividend

Expense, Interest

Expense, Acquired Fund

Fees and Expenses and
certain other Fund expenses)

Strategic Global Bond Fund
Investor A Shares	0.95%	0.98%
Investor C Shares	1.70%	1.73%
Institutional Shares	0.70%	0.73%

[1]	The contractual caps are in effect until May 1, 2017. The contractual agreements may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.

The following is added immediately below the sixth paragraph under the section of the Prospectus for Investor C1 Shares entitled “Management of the Fund—BlackRock”:

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown below in a Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund
Operating Expenses[2]
after giving effect to all
applicable expense
limitation  provisions
(excluding Dividend
Expense, Interest
Expense, Acquired Fund
Fees and Expenses and
certain other Fund expenses)
Strategic Global Bond Fund
Investor C1 Shares	1.50%	1.53%

[1]	The contractual caps are in effect until May 1, 2017. The contractual agreements may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.

Shareholders should retain this Supplement for future reference.

PRO-16102-0715SUP